UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Short Duration Bond Fund
Class A [PARTX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$31	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,367,238,192
Total Number of Portfolio Holdings*	479
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Short Duration Bond Fund	PAGE 1	39113-STSA-0625

Putnam Short Duration Bond Fund
Class C [PARQX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$69	1.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,367,238,192
Total Number of Portfolio Holdings*	479
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Short Duration Bond Fund	PAGE 1	39113-STSC-0625

Putnam Short Duration Bond Fund
Class R [PRARX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$44	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,367,238,192
Total Number of Portfolio Holdings*	479
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Short Duration Bond Fund	PAGE 1	39113-STSR-0625

Putnam Short Duration Bond Fund
Class R6 [PRREX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$19	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,367,238,192
Total Number of Portfolio Holdings*	479
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Short Duration Bond Fund	PAGE 1	39113-STSR6-0625

Putnam Short Duration Bond Fund
Class Y [PARYX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$19	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,367,238,192
Total Number of Portfolio Holdings*	479
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Short Duration Bond Fund	PAGE 1	39113-STSY-0625

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Short Duration Bond
Fund
Financial Statements and Other Important Information
Semi-Annual | April 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 27
Notes to Financial Statements 31
Changes In and Disagreements with Accountants 44
Results of Meeting(s) of Shareholders 44
Remuneration Paid to Directors, Officers and Others 44
Board Approval of Management and Subadvisory Agreements 44

Putnam Funds Trust
Financial Highlights
Putnam Short Duration Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

o
a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.86 $9.55 $9.42 $10.18 $10.21 $10.15
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.34 0.28 0.17 0.16 0.20
Net realized and unrealized gains (losses) 0.07 0.39 0.16 (0.76) (0.03) 0.06
Total from investment operations ........ 0.25 0.73 0.44 (0.59) 0.13 0.26
Less distributions from:
Net investment income .............. (0.16) (0.42) (0.31) (0.16) (0.16) (0.20)
Net realized gains ................. — — — (0.01) — —
Total distributions ................... (0.16) (0.42) (0.31) (0.17) (0.16) (0.20)
Net asset value, end of period .......... $9.95 $9.86 $9.55 $9.42 $10.18 $10.21
Total return
c
....................... 3.00% 7.82% 4.66% (5.79)% 1.27% 2.61%
Ratios to average net assets
d
Expenses
e
........................ 0.62%
f
0.62% 0.62% 0.62% 0.62% 0.62%
Net investment income ............... 3.59% 3.51% 2.90% 1.70% 1.52% 1.89%
Supplemental data
Net assets , end of period (000’s) ........ $465,477 $482,697 $485,453 $729,336 $1,383,392 $1,208,656
Portfolio turnover rate ................ 19% 41% 20% 26% 24% 19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.83 $9.52 $9.40 $10.16 $10.18 $10.12
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.27 0.21 0.10 0.08 0.12
Net realized and unrealized gains (losses) 0.08 0.39 0.14 (0.76) (0.02) 0.06
Total from investment operations ........ 0.22 0.66 0.35 (0.66) 0.06 0.18
Less distributions from:
Net investment income .............. (0.13) (0.35) (0.23) (0.09) (0.08) (0.12)
Net realized gains ................. — — — (0.01) — —
Total distributions ................... (0.13) (0.35) (0.23) (0.10) (0.08) (0.12)
Net asset value, end of period .......... $9.92 $9.83 $9.52 $9.40 $10.16 $10.18
Total return
c
....................... 2.63% 7.03% 3.78% (6.51)% 0.61% 1.85%
Ratios to average net assets
d
Expenses
e
........................ 1.37%
f
1.37% 1.37% 1.37% 1.37% 1.37%
Net investment income ............... 2.84% 2.76% 2.16% 0.97% 0.77% 1.17%
Supplemental data
Net assets , end of period (000’s) ........ $17,568 $17,306 $17,469 $20,267 $29,701 $30,751
Portfolio turnover rate ................ 19% 41% 20% 26% 24% 19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.91 $9.60 $9.47 $10.24 $10.26 $10.20
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.32 0.26 0.15 0.13 0.17
Net realized and unrealized gains (losses) 0.08 0.39 0.15 (0.77) (0.02) 0.07
Total from investment operations ........ 0.24 0.71 0.41 (0.62) 0.11 0.24
Less distributions from:
Net investment income .............. (0.15) (0.40) (0.28) (0.14) (0.13) (0.18)
Net realized gains ................. — — — (0.01) — —
Total distributions ................... (0.15) (0.40) (0.28) (0.15) (0.13) (0.18)
Net asset value, end of period .......... $10.00 $9.91 $9.60 $9.47 $10.24 $10.26
Total return
c
....................... 2.87% 7.53% 4.39% (6.08)% 1.12% 2.35%
Ratios to average net assets
d
Expenses
e
........................ 0.87%
f
0.87% 0.87% 0.87% 0.87% 0.87%
Net investment income ............... 3.35% 3.36% 2.62% 1.47% 1.26% 1.63%
Supplemental data
Net assets , end of period (000’s) ........ $995 $911 $301 $864 $1,265 $1,167
Portfolio turnover rate ................ 19% 41% 20% 26% 24% 19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.90 $9.59 $9.46 $10.22 $10.25 $10.19
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.37 0.31 0.20 0.18 0.22
Net realized and unrealized gains (losses) 0.07 0.39 0.15 (0.76) (0.02) 0.07
Total from investment operations ........ 0.26 0.76 0.46 (0.56) 0.16 0.29
Less distributions from:
Net investment income .............. (0.17) (0.45) (0.33) (0.19) (0.19) (0.23)
Net realized gains ................. — — — (0.01) — —
Total distributions ................... (0.17) (0.45) (0.33) (0.20) (0.19) (0.23)
Net asset value, end of period .......... $9.99 $9.90 $9.59 $9.46 $10.22 $10.25
Total return
c
....................... 3.12% 8.06% 4.91% (5.52)% 1.52% 2.86%
Ratios to average net assets
d
Expenses
e
........................ 0.37%
f
0.37% 0.37% 0.37% 0.37% 0.37%
Net investment income ............... 3.84% 3.78% 3.20% 2.00% 1.78% 2.14%
Supplemental data
Net assets , end of period (000’s) ........ $11,414 $15,158 $7,702 $5,403 $6,941 $8,496
Portfolio turnover rate ................ 19% 41% 20% 26% 24% 19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.88 $9.56 $9.44 $10.20 $10.23 $10.16
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.37 0.31 0.20 0.18 0.22
Net realized and unrealized gains (losses) 0.07 0.40 0.14 (0.76) (0.02) 0.08
Total from investment operations ........ 0.26 0.77 0.45 (0.56) 0.16 0.30
Less distributions from:
Net investment income .............. (0.17) (0.45) (0.33) (0.19) (0.19) (0.23)
Net investment income and net foreign
currency gains .................. — — — (0.01) — —
Total distributions ................... (0.17) (0.45) (0.33) (0.20) (0.19) (0.23)
Net asset value, end of period .......... $9.97 $9.88 $9.56 $9.44 $10.20 $10.23
Total return
c
....................... 3.03% 8.19% 4.81% (5.53)% 1.52% 2.97%
Ratios to average net assets
d
Expenses
e
........................ 0.37%
f
0.37% 0.37% 0.37% 0.37% 0.37%
Net investment income ............... 3.84% 3.76% 3.16% 2.01% 1.76% 2.11%
Supplemental data
Net assets , end of period (000’s) ........ $871,784 $742,260 $711,012 $1,000,635 $1,077,719 $768,824
Portfolio turnover rate ................ 19% 41% 20% 26% 24% 19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds trust
Schedule of Investments (unaudited), April 30, 2025
Putnam Short Duration Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.5%
Capital Markets 1.5%
a
Franklin Ultra Short Bond ETF .......................... United States 836,780 $ 20,906,949
Total Management Investment Companies (Cost $20,815,523) ..................
20,906,949
Principal
Amount
*
Corporate Bonds 48.4%
Aerospace & Defense 1.4%
b
BAE Systems plc , Senior Note , 144A, 5.125% , 3/26/29 ....... United Kingdom 3,760,000 3,840,296
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 448,000 411,380
Senior Note, 2.75%, 2/01/26 ......................... United States 10,330,000 10,156,217
Senior Note, 6.259%, 5/01/27 ........................ United States 858,000 884,104
Senior Note, 6.298%, 5/01/29 ........................ United States 1,304,000 1,372,068
Howmet Aerospace, Inc. , Senior Note , 3% , 1/15/29 ..........
United States 2,599,000 2,471,916
19,135,981
Automobiles 0.9%
b
Hyundai Capital America ,
Senior Note, 144A, 5.3%, 1/08/29 ..................... United States 8,255,000 8,336,188
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 2,590,000 2,705,997
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 1,288,000 1,298,539
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 170,000 166,586
12,507,310
Banks 7.6%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 4,100,000 4,191,839
b
AIB Group plc , Senior Note , 144A, 7.583% to 10/13/25, FRN
thereafter , 10/14/26 ................................ Ireland 1,458,000 1,475,449
Banco Bilbao Vizcaya Argentaria SA , Senior Preferred Note ,
5.381% , 3/13/29 ................................... Spain 3,800,000 3,901,927
Banco Santander SA , Senior Non-Preferred Note , 1.722% to
9/13/26, FRN thereafter , 9/14/27 ...................... Spain 19,600,000 18,825,647
Bank of America Corp. , Senior Note , 6.204% to 11/09/27, FRN
thereafter , 11/10/28 ................................ United States 8,601,000 8,954,621
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 1.604% , 10/04/26 ............................. France 5,000,000 4,809,045
Barclays plc ,
Senior Note, 6.496% to 9/12/26, FRN thereafter, 9/13/27 .... United Kingdom 2,300,000 2,352,414
Senior Note, 5.367% to 2/24/30, FRN thereafter, 2/25/31 .... United Kingdom 1,550,000 1,571,280
b
BPCE SA , Senior Non-Preferred Note , 144A, 5.975% to 1/17/26,
FRN thereafter , 1/18/27 ............................. France 1,415,000 1,426,589
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 5.673% to
3/14/29, FRN thereafter , 3/15/30 ...................... Spain 1,295,000 1,336,055
Citigroup, Inc. , Sub. Bond , 4.45% , 9/29/27 .................
United States 10,945,000 10,913,968
b
Credit Agricole SA , Senior Non-Preferred Note , 144A, 5.335% to
1/09/29, FRN thereafter , 1/10/30 ...................... France 1,880,000 1,917,881
b
Danske Bank A/S , Senior Preferred Note , 144A, 1.549% to
9/09/26, FRN thereafter , 9/10/27 ...................... Denmark 2,111,000 2,029,517
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 880,000 923,048
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 2,000,000 1,995,856
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 6,917,000 7,140,976
ING Groep NV ,
Senior Note, 6.083% to 9/10/26, FRN thereafter, 9/11/27 .... Netherlands 4,000,000 4,081,804

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
ING Groep NV, (continued)
Senior Note, 4.858% to 3/24/28, FRN thereafter, 3/25/29 .... Netherlands 1,900,000 $ 1,913,671
b
Intesa Sanpaolo SpA , Sub. Bond , 144A, 5.71% , 1/15/26 ...... Italy 3,750,000 3,748,595
JPMorgan Chase & Co. ,
Senior Bond, 3.54% to 4/30/27, FRN thereafter, 5/01/28 .... United States 6,250,000 6,141,784
Senior Note, 1.47% to 9/21/26, FRN thereafter, 9/22/27 ..... United States 3,250,000 3,120,269
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 1,765,000 1,781,887
PNC Bank NA , Sub. Bond , 4.05% , 7/26/28 ................
United States 6,300,000 6,203,488
Santander Holdings USA, Inc. , Senior Note , 2.49% to 1/05/27,
FRN thereafter , 1/06/28 ............................. United States 4,000,000 3,840,585
104,598,195
Biotechnology 0.4%
Amgen, Inc. , Senior Note , 5.15% , 3/02/28 .................
United States 4,720,000 4,825,447
Capital Markets 7.1%
Ares Capital Corp. ,
Senior Note, 2.15%, 7/15/26 ......................... United States 4,299,000 4,147,057
Senior Note, 7%, 1/15/27 ........................... United States 765,000 786,437
Senior Note, 2.875%, 6/15/27 ........................ United States 4,581,000 4,373,623
Bank of New York Mellon (The) , Senior Note , 4.729% to 4/19/28,
FRN thereafter , 4/20/29 ............................. United States 1,615,000 1,638,160
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 1,482,000 1,428,152
Deutsche Bank AG ,
Senior Non-Preferred Note, 2.129% to 11/23/25, FRN
thereafter, 11/24/26 ................................ Germany 5,270,000 5,186,878
Senior Non-Preferred Note, 2.311% to 11/15/26, FRN thereafter,
11/16/27 ........................................ Germany 5,145,000 4,955,188
Senior Non-Preferred Note, 6.819% to 11/19/28, FRN
thereafter, 11/20/29 ................................ Germany 2,000,000 2,125,565
Goldman Sachs Group, Inc. (The) ,
Senior Note, 1.431% to 3/08/26, FRN thereafter, 3/09/27 .... United States 4,000,000 3,893,841
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .. United States 15,000,000 14,451,969
Jefferies Financial Group, Inc. , Senior Note , 5.03% , 3/16/26 ...
United States 2,730,000 2,737,095
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 399,000 424,263
Senior Note, 5.2%, 3/15/30 .......................... United States 358,000 361,588
b
Senior Note, 144A, 4.625%, 11/15/27 .................. United States 2,000,000 1,991,536
Morgan Stanley ,
Senior Note, 4.21% to 4/19/27, FRN thereafter, 4/20/28 ..... United States 6,435,000 6,402,452
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 2,445,000 2,484,188
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 1,672,000 1,695,096
Sub. Bond, 3.95%, 4/23/27 .......................... United States 10,000,000 9,923,024
b
MSCI, Inc. , Senior Bond , 144A, 4% , 11/15/29 .............. United States 3,200,000 3,064,770
UBS AG ,
Senior Note, 1.25%, 8/07/26 ......................... Switzerland 887,000 854,183
Senior Note, 7.5%, 2/15/28 .......................... Switzerland 3,164,000 3,424,909
UBS Group AG ,
Senior Note, 4.55%, 4/17/26 ......................... Switzerland 5,586,000 5,591,854
b
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 Switzerland 10,500,000 10,231,564
b
Senior Note, 144A, 5.428% to 2/07/29, FRN thereafter, 2/08/30 Switzerland 5,750,000 5,890,422
98,063,814

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 1.5%
Celanese US Holdings LLC ,
Senior Note, 1.4%, 8/05/26 .......................... United States 10,693,000 $ 10,209,323
Senior Note, 6.415%, 7/15/27 ........................ United States 871,000 878,842
Senior Note, 6.58%, 7/15/29 ......................... United States 265,000 267,602
b
CF Industries, Inc. , Senior Bond , 144A, 4.5% , 12/01/26 ....... United States 5,369,000 5,362,119
b
International Flavors & Fragrances, Inc. , Senior Note , 144A,
1.23% , 10/01/25 ................................... United States 4,600,000 4,517,751
21,235,637
Commercial Services & Supplies 0.1%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 900,000 921,570
Consumer Finance 3.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 2.45%, 10/29/26 ........................ Ireland 2,900,000 2,806,316
Senior Note, 6.1%, 1/15/27 .......................... Ireland 10,000,000 10,217,296
Ally Financial, Inc. ,
Senior Note, 4.75%, 6/09/27 ......................... United States 2,715,000 2,703,452
Sub. Bond, 5.75%, 11/20/25 ......................... United States 10,200,000 10,214,756
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 8,280,000 8,235,573
General Motors Financial Co., Inc. ,
Senior Note, 2.75%, 6/20/25 ......................... United States 4,070,000 4,057,531
Senior Note, 1.5%, 6/10/26 .......................... United States 11,250,000 10,839,286
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 932,000 915,532
49,989,742
Consumer Staples Distribution & Retail 0.4%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 4,302,000 3,934,122
Walmart, Inc. , Senior Note , 4.35% , 4/28/30 ................
United States 1,285,000 1,300,651
5,234,773
Containers & Packaging 1.3%
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 10,380,000 9,852,612
Senior Secured Note, 5.5%, 4/15/28 ................... United States 870,000 889,867
b
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 3,000 2,996
b
Graphic Packaging International LLC , Senior Secured Note ,
144A, 1.512% , 4/15/26 .............................. United States 7,461,000 7,208,295
17,953,770
Diversified REITs 0.7%
VICI Properties LP , Senior Note , 4.75% , 2/15/28 ............
United States 2,339,000 2,341,631
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 4.5%, 9/01/26 ..................... United States 1,410,000 1,404,563
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 876,000 860,621
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 2,935,000 2,890,700
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 1,365,000 1,308,531
8,806,046
Diversified Telecommunication Services 0.1%
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 1,484,000 1,587,678
Electric Utilities 2.5%
American Electric Power Co., Inc. , N , Senior Note , 1% , 11/01/25
United States 4,000,000 3,929,737

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Eversource Energy ,
Senior Note, 5.45%, 3/01/28 ......................... United States 1,000,000 $ 1,024,822
Q, Senior Note, 0.8%, 8/15/25 ........................ United States 1,000,000 987,809
FirstEnergy Corp. , B , Senior Bond , 3.9% , 7/15/27 ...........
United States 3,500,000 3,460,547
NextEra Energy Capital Holdings, Inc. , Senior Note , 5.05% ,
3/15/30 ......................................... United States 2,540,000 2,581,537
b
NRG Energy, Inc. , Senior Secured Note , 144A, 2% , 12/02/25 .. United States 2,000,000 1,963,343
Pacific Gas and Electric Co. ,
Senior Note, 3%, 6/15/28 ........................... United States 8,686,000 8,225,564
Senior Note, 6.1%, 1/15/29 .......................... United States 785,000 811,676
Southern Co. (The) ,
Senior Bond, 3.25%, 7/01/26 ......................... United States 4,950,000 4,885,751
Senior Note, 5.5%, 3/15/29 .......................... United States 1,960,000 2,034,952
b
Vistra Operations Co. LLC , Senior Secured Note , 144A, 5.05% ,
12/30/26 ........................................ United States 4,250,000 4,271,888
34,177,626
Electrical Equipment 0.3%
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........
United States 2,460,000 2,524,473
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 2,049,000 1,981,282
4,505,755
Entertainment 1.0%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 5,659,000 5,895,635
Warnermedia Holdings, Inc. , Senior Note , 3.755% , 3/15/27 ....
United States 8,828,000 8,593,604
14,489,239
Financial Services 1.1%
Block, Inc. , Senior Note , 2.75% , 6/01/26 ..................
United States 10,575,000 10,330,564
Corebridge Financial, Inc. , Senior Note , 3.65% , 4/05/27 .......
United States 4,715,000 4,646,932
14,977,496
Food Products 1.2%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 1,660,000 1,561,646
b
JDE Peet's NV , Senior Note , 144A, 1.375% , 1/15/27 ......... Netherlands 680,000 639,791
b
Mars, Inc. ,
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 1,620,000 1,637,911
Senior Note, 144A, 4.8%, 3/01/30 ..................... United States 1,820,000 1,842,888
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 453,000 456,754
b
Mondelez International Holdings Netherlands BV , Senior Note ,
144A, 1.25% , 9/24/26 ............................... United States 10,000,000 9,574,393
15,713,383
Ground Transportation 0.9%
b
Ashtead Capital, Inc. , Senior Note , 144A, 1.5% , 8/12/26 ...... United Kingdom 9,275,000 8,930,194
b
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 1.2% , 11/15/25 ............................... United States 1,385,000 1,357,185
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 3,195,000 3,237,603
13,524,982

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.0%
†
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 610,000 $ 614,599
Health Care Providers & Services 1.1%
Centene Corp. , Senior Note , 3.375% , 2/15/30 ..............
United States 230,000 209,685
CVS Health Corp. , Senior Note , 5.4% , 6/01/29 .............
United States 7,750,000 7,952,595
HCA, Inc. , Senior Note , 5.2% , 6/01/28 ....................
United States 4,800,000 4,878,357
Icon Investments Six DAC ,
Senior Secured Note, 5.809%, 5/08/27 ................. United States 1,267,000 1,292,668
Senior Secured Note, 5.849%, 5/08/29 ................. United States 543,000 556,291
14,889,596
Hotels, Restaurants & Leisure 0.8%
b
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 184,000 182,836
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 3,379,000 3,225,070
Hyatt Hotels Corp. ,
Senior Note, 5.75%, 1/30/27 ......................... United States 3,362,000 3,420,811
Senior Note, 5.05%, 3/30/28 ......................... United States 2,055,000 2,065,340
Las Vegas Sands Corp. , Senior Note , 3.5% , 8/18/26 .........
United States 1,763,000 1,724,955
10,619,012
Household Durables 0.6%
DR Horton, Inc. , Senior Note , 1.3% , 10/15/26 ..............
United States 5,320,000 5,094,983
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 287,000 284,452
Senior Bond, 3.8%, 11/01/29 ......................... United States 2,140,000 2,051,273
7,430,708
Independent Power and Renewable Electricity Producers 0.7%
AES Corp. (The) , Senior Note , 1.375% , 1/15/26 ............
United States 6,000,000 5,851,776
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 1,250,000 1,327,833
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 3,000,000 3,100,263
10,279,872
Insurance 1.8%
b
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 2,580,000 2,616,507
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 660,000 668,573
b
Athene Global Funding , Secured Note , 144A, 1.73% , 10/02/26 . United States 12,044,000 11,582,145
b
CNO Global Funding ,
Secured Note, 144A, 1.75%, 10/07/26 .................. United States 3,340,000 3,214,601
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 403,000 374,702
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 500,000 501,132
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 2,230,000 2,273,984
Willis North America, Inc. , Senior Note , 4.65% , 6/15/27 .......
United States 2,635,000 2,646,098
23,877,742
IT Services 0.6%
b
Gartner, Inc. , Senior Note , 144A, 4.5% , 7/01/28 ............. United States 8,368,000 8,255,352
Leisure Products 0.1%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 2,248,000 1,834,107

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 1,067,000 $ 1,067,496
Media 0.2%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured Note ,
4.908% , 7/23/25 ................................... United States 510,000 509,351
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................... United States 700,000 676,035
Senior Note, 3.7%, 6/01/28 .......................... United States 2,420,000 2,353,366
3,538,752
Metals & Mining 0.5%
b
Glencore Funding LLC ,
Senior Note, 144A, 1.625%, 4/27/26 ................... Australia 2,500,000 2,426,055
Senior Note, 144A, 5.4%, 5/08/28 ..................... Australia 1,429,000 1,459,782
Senior Note, 144A, 6.125%, 10/06/28 .................. Australia 2,500,000 2,611,430
6,497,267
Oil, Gas & Consumable Fuels 2.9%
Boardwalk Pipelines LP , Senior Bond , 5.95% , 6/01/26 ........
United States 3,805,000 3,855,774
b
Canadian Natural Resources Ltd. , Senior Note , 144A, 5% ,
12/15/29 ........................................ Canada 2,389,000 2,382,701
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 5,380,000 5,258,277
Coterra Energy Operating Co. , Senior Bond , 3.9% , 5/15/27 ....
United States 3,874,000 3,673,488
Diamondback Energy, Inc. , Senior Note , 5.15% , 1/30/30 ......
United States 2,195,000 2,228,280
Enbridge, Inc. , Senior Note , 1.6% , 10/04/26 ...............
Canada 1,900,000 1,824,715
Energy Transfer LP ,
Senior Note, 6.05%, 12/01/26 ........................ United States 5,000,000 5,101,979
Senior Note, 5.25%, 7/01/29 ......................... United States 960,000 973,365
Senior Note, 5.2%, 4/01/30 .......................... United States 430,000 434,465
Occidental Petroleum Corp. , Senior Note , 5.2% , 8/01/29 ......
United States 3,245,000 3,200,194
ONEOK, Inc. , Senior Note , 5.65% , 11/01/28 ...............
United States 3,000,000 3,093,946
Ovintiv, Inc. , Senior Note , 5.65% , 5/15/28 .................
United States 766,000 780,416
b
South Bow USA Infrastructure Holdings LLC ,
Senior Note, 144A, 4.911%, 9/01/27 ................... Canada 1,500,000 1,508,046
Senior Note, 144A, 5.026%, 10/01/29 .................. Canada 920,000 912,882
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 3,275,000 3,279,143
38,507,671
Paper & Forest Products 0.6%
b
Georgia-Pacific LLC , Senior Note , 144A, 0.95% , 5/15/26 ...... United States 8,790,000 8,484,385
Passenger Airlines 0.1%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 2,065,000 2,004,160
Personal Care Products 0.3%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 4,040,000 3,979,277
Pharmaceuticals 0.2%
Royalty Pharma plc , Senior Note , 5.15% , 9/02/29 ...........
United States 3,000,000 3,032,672
Professional Services 0.2%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 2,010,000 2,040,767

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc. , Senior Note , 5.05% , 7/12/29 ...............
United States 885,000 $ 902,586
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.5% ,
1/25/31 ......................................... United States 1,180,000 1,195,807
Marvell Technology, Inc. , Senior Note , 5.75% , 2/15/29 ........
United States 1,750,000 1,811,595
3,909,988
Software 1.3%
Atlassian Corp. , Senior Note , 5.25% , 5/15/29 ..............
United States 1,150,000 1,169,960
Oracle Corp. ,
Senior Bond, 2.65%, 7/15/26 ......................... United States 3,000,000 2,937,467
Senior Note, 1.65%, 3/25/26 ......................... United States 3,400,000 3,314,210
Synopsys, Inc. , Senior Note , 4.65% , 4/01/28 ...............
United States 1,115,000 1,128,043
VMware LLC , Senior Note , 1.4% , 8/15/26 .................
United States 8,989,000 8,630,932
17,180,612
Specialized REITs 1.1%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 4,403,000 4,278,486
Crown Castle, Inc. , Senior Note , 4.9% , 9/01/29 .............
United States 3,585,000 3,594,959
Equinix, Inc. ,
Senior Note, 1%, 9/15/25 ........................... United States 6,000,000 5,916,304
Senior Note, 2.9%, 11/18/26 ......................... United States 718,000 701,317
14,491,066
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co. , Senior Note , 4.55% , 10/15/29 .
United States 5,700,000 5,648,504
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. , Senior Note , 5.1% , 3/11/30 .................
United States 1,635,000 1,642,564
Tobacco 0.6%
Philip Morris International, Inc. ,
Senior Note, 4.625%, 11/01/29 ....................... United States 815,000 822,393
Senior Note, 5.125%, 2/15/30 ........................ United States 3,897,000 3,999,291
Senior Note, 4.375%, 4/30/30 ........................ United States 2,970,000 2,953,073
7,774,757
Trading Companies & Distributors 0.7%
Air Lease Corp. ,
Senior Bond, 4.625%, 10/01/28 ....................... United States 2,100,000 2,099,671
Senior Note, 5.3%, 6/25/26 .......................... United States 3,426,000 3,446,324
b
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 2,805,000 2,910,116
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 1,860,000 1,878,673
10,334,784
Wireless Telecommunication Services 0.9%
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 4,205,000 4,242,100
T-Mobile USA, Inc. , Senior Note , 1.5% , 2/15/26 .............
United States 8,000,000 7,806,880
12,048,980
Total Corporate Bonds (Cost $666,182,710) ...................................
662,233,134

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities 0.3%
b
Electricite de France SA ,
Senior Note, 144A, 5.7%, 5/23/28 ..................... France 3,500,000 $ 3,612,601
Senior Note, 144A, 5.65%, 4/22/29 ..................... France 430,000 447,372
Total Foreign Government and Agency Securities (Cost $3,991,838) .............
4,059,973
U.S. Government and Agency Securities 0.0%
†
c
United States Treasury Note , 0.625%, 11/30/27 ............. United States 113,000 104,819
Total U.S. Government and Agency Securities (Cost $104,819) ..................
104,819
Asset-Backed Securities 8.6%
Automobiles 0.4%
Volkswagen Auto Loan Enhanced Trust ,
2023-1, A3, 5.02%, 6/20/28 .......................... United States 590,000 593,153
2023-2, A2A, 5.72%, 3/22/27 ......................... United States 808,732 811,336
2025-1, A2A, 4.51%, 1/20/28 ......................... United States 4,053,000 4,061,535
5,466,024
a a a a a a
Banks 0.5%
Capital One Multi-Asset Execution Trust , 2022-A2 , A , 3.49% ,
5/15/27 . ......................................... United States 6,387,000 6,384,131
Consumer Finance 2.0%
American Express Credit Account Master Trust , 2022-3 , A , 3.75% ,
8/15/27 . ......................................... United States 3,289,000 3,281,229
Capital One Prime Auto Receivables Trust , 2024-1 , A2A , 4.61% ,
10/15/27 . ........................................ United States 1,684,059 1,685,375
Discover Card Execution Note Trust , 2022-A3 , A3 , 3.56% ,
7/15/27 . ......................................... United States 6,412,000 6,397,644
GM Financial Consumer Automobile Receivables Trust , 2023-1 ,
A3 , 4.66% , 2/16/28 . ................................ United States 1,609,219 1,610,460
b
Golden Credit Card Trust , 2022-4A , A , 144A, 4.31% , 9/15/27 . .. Canada 4,175,000 4,169,825
Hyundai Auto Receivables Trust ,
2023-B, A3, 5.48%, 4/17/28 .......................... United States 6,574,898 6,620,786
2023-C, A2A, 5.8%, 1/15/27 .......................... United States 1,590,420 1,593,525
2024-C, A3, 4.41%, 5/15/29 .......................... United States 1,132,000 1,138,077
Toyota Auto Receivables Owner Trust , 2023-B , A3 , 4.71% ,
2/15/28 . ......................................... United States 1,554,089 1,556,907
28,053,828
a a a a a a
Financial Services 5.7%
b,d
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.622% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 1,500,000 1,503,550
b,d
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.709% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 410,000 410,092
b,d
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 6.153% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 1,002,000 1,013,318
b,d
Apidos CLO XXXIV , 2020-34A , A1R , 144A, FRN , 5.681% ,
( 3-month SOFR + 1.412% ), 1/20/35 . ................... United States 2,820,000 2,826,500
b,d
Bain Capital Credit CLO Ltd. , 2022-2A , A1 , 144A, FRN , 5.592% ,
( 3-month SOFR + 1.32% ), 4/22/35 . .................... United States 1,650,000 1,647,148
b
Bank of America Auto Trust , 2023-2A , A2 , 144A, 5.85% , 8/17/26 . United States 638,500 639,221
b,d
BDS Ltd. ,
2021-FL10, A, 144A, FRN, 5.784%, (1-month SOFR + 1.464%),
12/16/36 ........................................ United States 2,095,861 2,093,229
2021-FL9, A, 144A, FRN, 5.504%, (1-month SOFR + 1.184%),
11/16/38 ........................................ United States 541,424 538,148

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,d
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.899% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 1,500,000 $ 1,504,413
b,d
Black Diamond CLO Ltd. , 2021-1A , A1A , 144A, FRN , 5.784% ,
( 3-month SOFR + 1.512% ), 11/22/34 . ................... United States 854,000 854,000
e
Carmax Auto Owner Trust , 2025-2 , A2A , 4.59% , 7/17/28 . ..... United States 1,455,000 1,456,780
b,d
Cathedral Lake VIII Ltd. , 2021-8A , A1 , 144A, FRN , 5.751% ,
( 3-month SOFR + 1.482% ), 1/20/35 . ................... United States 3,790,000 3,800,117
b,d
CIFC Funding Ltd. , 2020-1A , A1R , 144A, FRN , 5.668% , ( 3-month
SOFR + 1.412% ), 7/15/36 . ........................... United States 3,320,000 3,325,751
b
Citizens Auto Receivables Trust , 2024-1 , A3 , 144A, 5.11% ,
4/17/28 . ......................................... United States 7,955,000 8,002,388
b,d
Elevation CLO Ltd. , 2018-10A , AR , 144A, FRN , 5.189% , ( 3-month
SOFR + 0.92% ), 10/20/31 . ........................... United States 1,624,318 1,620,812
b,d
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.789% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 1,250,000 1,252,865
b,d
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.649% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 1,750,000 1,750,437
d
First Franklin Mortgage Loan Trust , 2006-FF15 , A5 , FRN ,
4.601% , ( 1-month SOFR + 0.274% ), 11/25/36 . ............ United States 121,540 121,435
Ford Credit Auto Owner Trust ,
2024-A, A3, 5.09%, 12/15/28 ......................... United States 3,573,000 3,617,394
2024-B, A3, 5.1%, 4/15/29 ........................... United States 1,741,000 1,765,616
b,d
FS Rialto , 2021-FL3 , A , 144A, FRN , 5.685% , ( 1-month SOFR +
1.364% ), 11/16/36 . ................................. United States 1,951,819 1,944,819
b,d
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.769% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 1,250,000 1,254,055
d
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.801% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 460,712 96,497
b,d
Hayfin US XIV Ltd. , 2021-14A , A1 , 144A, FRN , 5.761% , ( 3-month
SOFR + 1.492% ), 7/20/34 . ........................... United States 334,000 334,505
Honda Auto Receivables Owner Trust ,
2023-4, A2, 5.87%, 6/22/26 .......................... United States 1,266,705 1,268,963
2024-1, A3, 5.21%, 8/15/28 .......................... United States 5,500,000 5,565,046
b,d
J.P. Morgan Mortgage Trust , 2023-HE2 , A1 , 144A, FRN , 6.05% ,
( 30-day SOFR Average + 1.7% ), 3/20/54 . ................ United States 755,675 761,310
b,d
Jamestown CLO IX Ltd. , 2016-9A , A2RR , 144A, FRN , 6.393% ,
( 3-month SOFR + 2.112% ), 7/25/34 . .................... United States 1,650,000 1,637,800
b,d
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 6.006% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 2,100,000 2,104,947
b,d
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.621% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 1,840,000 1,841,321
b,d
MF1 Ltd. , 2021-FL6 , A , 144A, FRN , 5.534% , ( 1-month SOFR +
1.214% ), 7/16/36 . ................................. United States 807,414 806,967
b,d
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.808% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 1,651,403 1,654,653
b,d
Neuberger Berman Loan Advisers CLO 25 Ltd. , 2017-25A , AR2 ,
144A, FRN , 5.669% , ( 3-month SOFR + 1.4% ), 7/18/38 . ..... United States 2,000,000 2,001,739
b,d
Oaktree CLO Ltd. ,
2019-4A, ARR, 144A, FRN, 5.779%, (3-month SOFR + 1.51%),
7/20/37 ......................................... United States 1,250,000 1,253,133
2021-1A, A1R, 144A, FRN, 5.606%, (3-month SOFR + 1.35%),
1/15/38 ......................................... United States 1,270,000 1,263,620
d
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 5.491% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 59,995 59,107
b,d
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.786% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 2,373,470 2,371,887

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,d
Prodigy Finance DAC , 2021-1A , A , 144A, FRN , 5.691% , ( 1-month
SOFR + 1.364% ), 7/25/51 . ........................... Ireland 222,870 $ 222,877
b,d
Rockland Park CLO Ltd. , 2021-1A , B , 144A, FRN , 6.181% ,
( 3-month SOFR + 1.912% ), 4/20/34 . ................... United States 1,200,000 1,202,277
b,d
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.832% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 1,500,000 1,501,499
b,d
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.693% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 1,250,000 1,250,332
b,d
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 5.156% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 2,818,556 2,793,010
b,d
Symphony CLO XXXII Ltd. , 2022-32A , A1 , 144A, FRN , 5.599% ,
( 3-month SOFR + 1.32% ), 4/23/35 . .................... United States 500,000 499,377
b,d
VMC Finance LLC , 2021-FL4 , AS , 144A, FRN , 5.884% , ( 1-month
SOFR + 1.564% ), 6/16/36 . ........................... United States 38,623 38,612
b,d
Voya CLO Ltd. , 2019-3A , AR , 144A, FRN , 5.621% , ( 3-month
SOFR + 1.342% ), 10/17/32 . .......................... United States 1,369,266 1,369,608
b,d
Wise CLO Ltd. ,
2023-2A, A, 144A, FRN, 6.056%, (3-month SOFR + 1.8%),
1/15/37 ......................................... Jersey 1,500,000 1,506,333
2024-2A, A, 144A, FRN, 5.716%, (3-month SOFR + 1.46%),
7/15/37 ......................................... Jersey 1,250,000 1,246,878
77,594,386
a a a a a a
Total Asset-Backed Securities (Cost $117,024,077) ............................
117,498,369
Commercial Mortgage-Backed Securities 3.0%
Financial Services 3.0%
f,g
BANK ,
2017-BNK8, XA, IO, FRN, 0.843%, 11/15/50 ............. United States 25,210,776 373,679
2017-BNK9, XA, IO, FRN, 0.894%, 11/15/54 ............. United States 51,451,674 862,032
f,g
CD Mortgage Trust ,
2016-CD1, XA, IO, FRN, 1.475%, 8/10/49 ............... United States 7,490,765 58,085
2017-CD6, XA, IO, FRN, 1.033%, 11/13/50 .............. United States 15,450,860 249,572
g
CFCRE Commercial Mortgage Trust ,
b
2011-C2, D, 144A, FRN, 5.08%, 12/15/47 ............... United States 52,068 50,290
f
2016-C4, XA, IO, FRN, 1.727%, 5/10/58 ................. United States 25,518,589 185,956
COMM Mortgage Trust ,
g
2012-LC4, C, FRN, 5.472%, 12/10/44 .................. United States 77,840 71,795
g
2013-CR13, C, FRN, 5.109%, 11/10/46 ................. United States 569,130 534,484
2014-CR16, B, 4.582%, 4/10/47 ....................... United States 1,745,552 1,688,477
g
2014-CR17, C, FRN, 4.941%, 5/10/47 .................. United States 1,040,000 955,193
g
2015-CR25, B, FRN, 4.66%, 8/10/48 ................... United States 3,315,000 3,295,219
f,g
2015-CR26, XA, IO, FRN, 1.033%, 10/10/48 ............. United States 30,074,889 704
f,g
2015-LC21, XA, IO, FRN, 0.65%, 7/10/48 ................ United States 30,746,323 403
CSAIL Commercial Mortgage Trust ,
f,g
2015-C1, XA, IO, FRN, 0.167%, 4/15/50 ................. United States 2,866,479 3
g
2015-C2, B, FRN, 4.208%, 6/15/57 .................... United States 1,363,000 1,328,671
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 1,876,000 1,813,453
f,g
2018-CX12, XA, IO, FRN, 0.699%, 8/15/51 .............. United States 166,765,311 2,462,457
f,g
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.784% , 12/15/49 .... United States 60,130,454 363,338
b,g
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.531% ,
8/10/44 ......................................... United States 2,941,494 2,841,012
GS Mortgage Securities Trust ,
b
2010-C1, B, 144A, 5.148%, 8/10/43 .................... United States 10,548 10,533
f,g
2014-GC24, XA, IO, FRN, 0.406%, 9/10/47 .............. United States 7,805,548 101

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,g
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2011-C3, B, 144A, FRN, 5.013%, 2/15/46 ................ United States 877,634 $ 842,987
2012-C6, E, 144A, FRN, 5.129%, 5/15/45 ............... United States 532,000 515,954
2012-LC9, D, 144A, FRN, 3.69%, 12/15/47 .............. United States 173,000 164,796
g
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 4.071%, 7/15/45 ................... United States 1,646,294 1,582,834
2014-C23, B, FRN, 4.7%, 9/15/47 ..................... United States 1,513,000 1,463,205
g
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5, E, 144A, FRN, 4.798%, 8/15/45 ............... United States 2,252,442 2,209,758
2013-C10, B, FRN, 4.112%, 7/15/46 .................... United States 1,248,901 1,161,898
b,f
2013-C7, XB, IO, 144A, FRN, 0.116%, 2/15/46 ............ United States 1,173,343 117
2013-C9, C, FRN, 3.841%, 5/15/46 .................... United States 3,168,000 2,879,979
b
2013-C9, D, 144A, FRN, 3.929%, 5/15/46 ............... United States 1,481,000 1,332,843
f
2015-C26, XA, IO, FRN, 1.034%, 10/15/48 ............... United States 32,744,680 760
f
2016-C32, XA, IO, FRN, 0.78%, 12/15/49 ................ United States 90,025,334 725,811
f
2017-C34, XA, IO, FRN, 0.904%, 11/15/52 ............... United States 223,149,112 3,033,623
f,g
Morgan Stanley Capital I Trust ,
2016-UB12, XA, IO, FRN, 0.767%, 12/15/49 ............. United States 24,234,558 167,635
2018-H4, XA, IO, FRN, 0.968%, 12/15/51 ................ United States 57,527,082 1,414,349
2018-L1, XA, IO, FRN, 0.643%, 10/15/51 ................ United States 75,435,806 1,022,578
f,g
UBS Commercial Mortgage Trust , 2017-C7 , XA , IO, FRN ,
1.124% , 12/15/50 .................................. United States 16,019,227 350,017
f,g
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.488% , 11/15/48 .................................. United States 12,774 30
g
Wells Fargo Commercial Mortgage Trust ,
b
2013-LC12, D, 144A, FRN, 3.958%, 7/15/46 ............. United States 763,000 435,292
f
2015-LC20, XB, IO, FRN, 0.799%, 4/15/50 ............... United States 3,033,938 62
f
2016-BNK1, XA, IO, FRN, 1.846%, 8/15/49 .............. United States 21,019,499 331,097
f
2016-C37, XA, IO, FRN, 0.919%, 12/15/49 ............... United States 4,880,575 42,113
f
2017-C41, XA, IO, FRN, 1.301%, 11/15/50 ............... United States 22,673,586 521,511
f
2018-C44, XA, IO, FRN, 0.865%, 5/15/51 ................ United States 69,852,016 1,238,008
f
2018-C48, XA, IO, FRN, 1.102%, 1/15/52 ................ United States 19,198,586 516,096
f
2019-C50, XA, IO, FRN, 1.571%, 5/15/52 ................ United States 15,130,447 636,614
g
WFRBS Commercial Mortgage Trust ,
b
2011-C4, D, 144A, FRN, 5.149%, 6/15/44 ............... United States 875,215 828,677
2012-C10, C, FRN, 4.456%, 12/15/45 .................. United States 267,000 216,777
f
2014-C22, XA, IO, FRN, 0.393%, 9/15/57 ................ United States 2,810,487 568
f
2014-C23, XA, IO, FRN, 0.215%, 10/15/57 ............... United States 6,570,990 46
40,781,492
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $44,765,350) ..............
40,781,492
Mortgage-Backed Securities 0.2%
Federal National Mortgage Association (FNMA) Fixed Rate 0.2%
FNMA, 2.73%, 9/01/29 ............................... United States 1,576,566 1,490,511
FNMA, 5.28%, 12/01/28 .............................. United States 1,308,000 1,356,564
2,847,075
Total Mortgage-Backed Securities (Cost $2,735,419) ...........................
2,847,075
Residential Mortgage-Backed Securities 7.4%
Financial Services 7.4%
b
A&D Mortgage Trust ,
2023-NQM4, A1, 144A, 7.472%, 9/25/68 ................ United States 4,969,280 5,062,432
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............... United States 2,524,398 2,566,229

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
Angel Oak Mortgage Trust ,
g
2020-5, A3, 144A, FRN, 2.041%, 5/25/65 ................ United States 359,968 $ 347,433
g
2021-5, A2, 144A, FRN, 1.208%, 7/25/66 ................ United States 3,029,721 2,620,920
2023-3, A1, 144A, 4.8%, 9/26/67 ...................... United States 726,101 719,516
2024-9, A1, 144A, 5.138%, 9/25/69 .................... United States 1,118,242 1,112,918
b,g
Arroyo Mortgage Trust ,
2019-1, A3, 144A, FRN, 4.208%, 1/25/49 ................ United States 399,777 392,207
2019-3, A3, 144A, FRN, 3.416%, 10/25/48 ............... United States 112,779 107,628
d
BankUnited Trust , 2005-1 , 1A1 , FRN , 5.041% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 58,791 54,145
b,d
Bellemeade Re Ltd. , 2021-3A , M1B , 144A, FRN , 5.754% , ( 30-day
SOFR Average + 1.4% ), 9/25/31 ...................... United States 154,342 154,406
b
BRAVO Residential Funding Trust ,
g
2020-NQM1, A3, 144A, FRN, 2.406%, 5/25/60 ............ United States 132,445 129,789
2023-NQM8, A1, 144A, 6.394%, 10/25/63 ............... United States 333,748 336,556
2024-NQM2, A1, 144A, 6.285%, 2/25/64 ................ United States 2,087,790 2,105,607
b,g
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 3,766,000 3,627,546
d
CHL Mortgage Pass-Through Trust , 2005-3 , 1A1 , FRN , 5.061% ,
( 1-month SOFR + 0.734% ), 4/25/35 .................... United States 60,991 56,020
g
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 6.19% ,
5/25/35 ......................................... United States 43,476 42,577
b,d
Connecticut Avenue Securities Trust ,
2019-HRP1, M2, 144A, FRN, 6.618%, (30-day SOFR Average
+ 2.264%), 11/25/39 ................................ United States 64,973 65,097
2021-R01, 1M2, 144A, FRN, 5.904%, (30-day SOFR Average +
1.55%), 10/25/41 .................................. United States 10,513 10,528
2021-R03, 1M1, 144A, FRN, 5.204%, (30-day SOFR Average +
0.85%), 12/25/41 .................................. United States 8,093 8,072
2021-R03, 1M2, 144A, FRN, 6.004%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 524,000 525,399
2022-R01, 1M1, 144A, FRN, 5.354%, (30-day SOFR Average +
1%), 12/25/41 .................................... United States 917,810 916,282
2022-R01, 1M2, 144A, FRN, 6.254%, (30-day SOFR Average +
1.9%), 12/25/41 ................................... United States 468,000 470,441
2022-R02, 2M1, 144A, FRN, 5.554%, (30-day SOFR Average +
1.2%), 1/25/42 .................................... United States 816,163 815,770
2022-R02, 2M2, 144A, FRN, 7.354%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 2,400,000 2,450,003
2022-R03, 1M1, 144A, FRN, 6.454%, (30-day SOFR Average +
2.1%), 3/25/42 .................................... United States 918,498 926,805
2022-R03, 1M2, 144A, FRN, 7.854%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 241,000 249,256
2022-R04, 1M1, 144A, FRN, 6.354%, (30-day SOFR Average +
2%), 3/25/42 ..................................... United States 1,520,286 1,532,117
2022-R04, 1M2, 144A, FRN, 7.454%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 230,000 236,413
2022-R06, 1M1, 144A, FRN, 7.104%, (30-day SOFR Average +
2.75%), 5/25/42 ................................... United States 126,761 129,184
2022-R07, 1M1, 144A, FRN, 7.303%, (30-day SOFR Average +
2.95%), 6/25/42 ................................... United States 407,101 417,031
2022-R08, 1M1, 144A, FRN, 6.904%, (30-day SOFR Average +
2.55%), 7/25/42 ................................... United States 341,135 348,224
2022-R09, 2M1, 144A, FRN, 6.853%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 1,788,224 1,812,640
2023-R01, 1M1, 144A, FRN, 6.753%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 82,354 84,312

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,d
Connecticut Avenue Securities Trust, (continued)
2023-R02, 1M1, 144A, FRN, 6.654%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 164,013 $ 167,282
2023-R06, 1M1, 144A, FRN, 6.054%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 88,283 88,651
2023-R07, 2M1, 144A, FRN, 6.303%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 62,833 63,223
2024-R02, 1M1, 144A, FRN, 5.454%, (30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 16,819 16,775
2024-R03, 2M1, 144A, FRN, 5.503%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 82,253 82,162
2024-R04, 1M1, 144A, FRN, 5.454%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 145,762 145,671
2024-R05, 2M1, 144A, FRN, 5.354%, (30-day SOFR Average +
1%), 7/25/44 ..................................... United States 38,049 38,021
2024-R06, 1A1, 144A, FRN, 5.504%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 551,079 550,297
2024-R06, 1M1, 144A, FRN, 5.404%, (30-day SOFR Average +
1.05%), 9/25/44 ................................... United States 117,868 117,737
2025-R01, 1A1, 144A, FRN, 5.303%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 760,212 756,553
2025-R01, 1M1, 144A, FRN, 5.453%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 809,028 806,895
2025-R02, 1A1, 144A, FRN, 5.353%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 570,335 568,119
2025-R02, 1M1, 144A, FRN, 5.503%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 1,815,357 1,817,718
2025-R03, 2A1, 144A, FRN, 5.804%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 745,590 748,852
b
Cross Mortgage Trust ,
2024-H3, A1, 144A, 6.272%, 6/25/69 ................... United States 844,154 853,165
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 6,720,847 6,788,297
g
2025-H3, A1, 144A, FRN, 5.883%, 5/25/70 ............... United States 699,000 704,214
d
FHLMC STACR Debt Notes , 2015-DNA3 , M3 , FRN , 9.168% , ( 30-
day SOFR Average + 4.814% ), 4/25/28 ................. United States 3,176,909 3,227,515
b,d
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 6.004%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 100,751 101,084
2021-DNA6, M2, 144A, FRN, 5.854%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 637,667 637,053
2021-DNA7, M2, 144A, FRN, 6.154%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 1,590,000 1,595,964
2021-HQA4, M1, 144A, FRN, 5.304%, (30-day SOFR Average
+ 0.95%), 12/25/41 ................................ United States 156,727 155,622
2022-DNA2, M1A, 144A, FRN, 5.654%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 34,865 34,852
2022-DNA3, M1A, 144A, FRN, 6.354%, (30-day SOFR Average
+ 2%), 4/25/42 .................................... United States 271,359 274,697
2022-DNA3, M1B, 144A, FRN, 7.254%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 50,000 51,370
2022-DNA4, M1A, 144A, FRN, 6.554%, (30-day SOFR Average
+ 2.2%), 5/25/42 .................................. United States 1,058,793 1,075,303
2022-DNA5, M1A, 144A, FRN, 7.304%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 1,325,200 1,352,098
2022-DNA6, M1A, 144A, FRN, 6.504%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 43,652 43,961
2022-DNA6, M1B, 144A, FRN, 8.054%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 46,000 48,198

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,d
FHLMC STACR REMIC Trust, (continued)
2022-HQA1, M1A, 144A, FRN, 6.454%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 29,211 $ 29,353
2022-HQA2, M1A, 144A, FRN, 7.004%, (30-day SOFR Average
+ 2.65%), 7/25/42 ................................. United States 1,934,985 1,975,421
2022-HQA3, M1A, 144A, FRN, 6.654%, (30-day SOFR Average
+ 2.3%), 8/25/42 .................................. United States 266,014 269,968
2023-DNA1, M1A, 144A, FRN, 6.453%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 316,264 321,648
2023-HQA2, M1A, 144A, FRN, 6.354%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 93,026 93,541
2023-HQA3, A1, 144A, FRN, 6.204%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 191,297 193,043
2023-HQA3, M1, 144A, FRN, 6.204%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 138,997 139,698
2024-DNA1, A1, 144A, FRN, 5.704%, (30-day SOFR Average +
1.35%), 2/25/44 ................................... United States 220,547 220,798
2024-DNA2, A1, 144A, FRN, 5.604%, (30-day SOFR Average +
1.25%), 5/25/44 ................................... United States 212,971 212,964
2024-DNA2, M2, 144A, FRN, 6.054%, (30-day SOFR Average
+ 1.7%), 5/25/44 .................................. United States 15,000 15,004
2025-DNA1, A1, 144A, FRN, 5.304%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 2,686,850 2,675,273
b,d
FHLMC STACR Trust , 2019-HQA2 , M2 , 144A, FRN , 6.518% , ( 30-
day SOFR Average + 2.164% ), 4/25/49 ................. United States 3,913 3,921
d
FNMA Connecticut Avenue Securities ,
2015-C04, 1M2, FRN, 10.168%, (30-day SOFR Average +
5.814%), 4/25/28 .................................. United States 3,047,510 3,101,383
2016-C01, 1M2, FRN, 11.218%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 1,182 1,219
2016-C01, 2M2, FRN, 11.418%, (30-day SOFR Average +
7.064%), 8/25/28 .................................. United States 21,858 22,518
2016-C03, 2M2, FRN, 10.368%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 57,715 59,450
2016-C07, 2M2, FRN, 8.818%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 628,484 649,261
2017-C06, 1M2B, FRN, 7.118%, (30-day SOFR Average +
2.764%), 2/25/30 .................................. United States 138,330 138,687
2017-C06, 2M2C, FRN, 7.268%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 155,211 158,393
2018-C02, 2M2, FRN, 6.668%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 49,595 50,385
2018-C05, 1M2, FRN, 6.818%, (30-day SOFR Average +
2.464%), 1/25/31 .................................. United States 523,935 528,346
b,g
Galton Funding Mortgage Trust , 2020-H1 , A3 , 144A, FRN ,
2.617% , 1/25/60 ................................... United States 1,512,332 1,447,543
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 774,337 752,729
b,g
GS Mortgage-Backed Securities Trust , 2020-NQM1 , A3 , 144A,
FRN , 2.352% , 9/27/60 .............................. United States 264,414 250,885
b,g
Imperial Fund Mortgage Trust , 2021-NQM1 , A3 , 144A, FRN ,
1.617% , 6/25/56 ................................... United States 1,425,577 1,256,245
b
J.P. Morgan Mortgage Trust ,
d
2024-10, A11, 144A, FRN, 5.604%, (30-day SOFR Average +
1.25%), 3/25/55 ................................... United States 1,100,254 1,089,872
2024-CES1, A1A, 144A, 6.191%, 6/25/54 ................ United States 816,191 819,486
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 1,164,292 1,173,653
b
Legacy Mortgage Asset Trust ,
2021-GS1, A1, 144A, 5.892%, 10/25/66 ................. United States 3,217,888 3,219,931

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
Legacy Mortgage Asset Trust, (continued)
2021-GS3, A1, 144A, 4.75%, 7/25/61 ................... United States 1,528,055 $ 1,526,754
2021-GS4, A1, 144A, 4.65%, 11/25/60 .................. United States 2,413,955 2,412,092
b,e,g
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 671,000 676,763
b,g
MFA Trust , 2020-NQM1 , A3 , 144A, FRN , 3.3% , 8/25/49 ....... United States 444,805 420,340
b,g
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.368% , 8/26/47 .............................. United States 402,507 400,704
b
Morgan Stanley Residential Mortgage Loan Trust ,
d
2024-3, AF, 144A, FRN, 5.704%, (30-day SOFR Average +
1.35%), 7/25/54 ................................... United States 622,244 616,243
2024-NQM1, A1, 144A, 6.152%, 12/25/68 ............... United States 2,281,832 2,300,319
b
New Residential Mortgage Loan Trust ,
d
2018-4A, A1M, 144A, FRN, 5.341%, (1-month SOFR +
1.014%), 1/25/48 .................................. United States 125,852 122,889
g
2019-NQM4, A2, 144A, FRN, 2.644%, 9/25/59 ............ United States 490,210 465,026
g
2019-NQM4, A3, 144A, FRN, 2.797%, 9/25/59 ............ United States 1,248,412 1,185,646
b
OBX Trust ,
g
2018-EXP1, 1A3, 144A, FRN, 4%, 4/25/48 ............... United States 111,329 105,834
2024-NQM2, A1, 144A, 5.878%, 12/25/63 ............... United States 744,977 747,942
b,g
Onity Loan Investment Trust , 2024-HB2 , A , 144A, FRN , 5% ,
8/25/37 ......................................... United States 814,973 813,720
b,d
Radnor Re Ltd. , 2024-1 , M1A , 144A, FRN , 6.354% , ( 30-day
SOFR Average + 2% ), 9/25/34 ........................ United States 825,179 825,916
b,g
Residential Mortgage Loan Trust , 2021-1R , A1 , 144A, FRN ,
0.859% , 1/25/65 ................................... United States 93,283 89,231
b,g
Roc Mortgage Trust , 2021-RTL1 , A1 , 144A, FRN , 3.487% ,
8/25/26 ......................................... United States 183,788 183,614
b,d
Station Place Securitization Trust ,
2024-10, A, 144A, FRN, 5.223%, (1-month SOFR + 0.9%),
10/27/25 ........................................ United States 3,300,000 3,311,561
2024-2, A, 144A, FRN, 5.223%, (1-month SOFR + 0.9%),
6/22/25 ......................................... United States 4,475,000 4,478,760
2024-5, A, 144A, FRN, 5.223%, (1-month SOFR + 0.9%),
8/04/25 ......................................... United States 4,500,000 4,497,786
d
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 5.291% , ( 1-month SOFR + 0.964% ), 5/25/47 ......... United States 365,747 285,352
b
Verus Securitization Trust ,
g
2019-INV3, A3, 144A, FRN, 4.1%, 11/25/59 .............. United States 357,493 353,543
2024-1, A1, 144A, 5.712%, 1/25/69 .................... United States 891,532 893,126
100,928,631
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $102,118,401) ..............
100,928,631
Agency Commercial Mortgage-Backed Securities 2.8%
Financial Services 2.8%
FHLMC ,
3539, PM, 4.5%, 5/15/37 ............................ United States 3,312 3,247
3724, CM, 5.5%, 6/15/37 ............................ United States 9,586 10,067
f,g
FHLMC, Multi-family Structured Pass-Through Certificates ,
K737, X1, IO, FRN, 0.727%, 10/25/26 .................. United States 58,524,176 450,823
K738, XAM, IO, FRN, 1.488%, 3/25/27 .................. United States 17,882,000 417,005
K739, XAM, IO, FRN, 1.657%, 9/25/27 .................. United States 36,816,638 1,140,270
KC06, X1, IO, FRN, 1.011%, 6/25/26 ................... United States 30,226,303 179,638
FNMA ,
2010-81, AP, 2.5%, 7/25/40 .......................... United States 7,986 7,637

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FNMA, (continued)
2011-60, PA, 4%, 10/25/39 ........................... United States 3,641 $ 3,423
d
2024-89, FA, FRN, 5.554%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 9,629,172 9,656,315
d
2024-98, FA, FRN, 5.504%, (30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 8,437,426 8,445,482
d
2025-41, FA, FRN, 5.5%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 3,431,000 3,425,639
b
FREMF Mortgage Trust ,
f
2015-K48, X2A, IO, 144A, 0.1%, 8/25/48 ................ United States 152,564,300 3,097
g
2015-K51, B, 144A, FRN, 4.095%, 10/25/48 .............. United States 3,237,000 3,213,932
GNMA ,
2009-32, AB, 4%, 5/16/39 ........................... United States 3,650 3,598
f,g
2021-17, IO, FRN, 1.051%, 1/16/61 .................... United States 17,374,976 1,391,388
d
2024-78, QF, FRN, 5.45%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 9,679,592 9,704,256
38,055,817
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $37,693,515) .......
38,055,817
Total Long Term Investments (Cost $995,431,652) .............................
987,416,259
a
Short Term Investments 27.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.0%
†
h,i
U.S. Treasury Bills, 4.13%, 10/02/25 ..................... United States 200,000 196,510
Total U.S. Government and Agency Securities (Cost $196,533) ..................
196,510
a a a
Commercial Papers 13.7%
h
Agree LP, 4.78%, 5/02/25 ............................. United States 3,535,000 3,534,062
h
Air Lease Corp., 4.87%, 5/28/25 ........................ United States 3,355,000 3,342,346
h
Alexandria Real Estate Equities, Inc. ,
4.56%, 5/16/25 ..................................... United States 3,980,000 3,971,950
4.55%, 5/09/25 ..................................... United States 4,650,000 4,644,714
8,616,664
h
Alimentation Couche-Tard, Inc., 4.68%, 5/12/25 ............. Canada 4,360,000 4,353,213
h
AutoNation, Inc., 5%, 5/01/25 .......................... United States 12,310,000 12,308,291
h
AvalonBay Communities, Inc., 4.59%, 5/07/25 .............. United States 4,615,000 4,610,886
h
Barclays Bank plc, 4.42%, 5/28/25 ...................... United Kingdom 3,740,000 3,727,189
h
Boston Properties LP ,
4.61%, 5/05/25 ..................................... United States 3,330,000 3,327,868
4.62%, 5/06/25 ..................................... United States 2,438,000 2,436,126
4.62%, 5/07/25 ..................................... United States 3,100,000 3,097,218
8,861,212
h
Conagra Brands, Inc., 4.66%, 5/01/25 .................... United States 6,040,000 6,039,218
h
Constellation Brands, Inc., 4.78%, 5/02/25 ................. United States 4,750,000 4,748,739
h
CRH America Finance, Inc., 4.64%, 5/20/25 ............... United States 4,085,000 4,074,492
h
Crown Castle, Inc., 4.84%, 5/06/25 ...................... United States 3,855,000 3,851,890
h
Dominion Energy, Inc., 4.58%, 5/09/25 ................... United States 3,245,000 3,241,291
h
Enbridge US, Inc., 4.64%, 5/20/25 ....................... United States 3,255,000 3,246,627

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
h
Boston Properties LP, (continued)
h
Fidelity National Information Services, Inc., 4.57%, 5/01/25 .... United States 4,215,000 $ 4,214,465
h
FMC Corp., 5.05%, 5/01/25 ............................ United States 4,395,000 4,394,384
h
Gotham Funding Corp., 4.39%, 5/29/25 ................... United States 6,500,000 6,477,097
h
Intercontinental Exchange, Inc. ,
4.66%, 5/01/25 ..................................... United States 6,725,000 6,724,129
4.67%, 5/06/25 ..................................... United States 5,200,000 5,195,953
11,920,082
h
Marriott International, Inc., 4.74%, 5/22/25 ................. United States 3,750,000 3,739,169
h
Marsh & McLennan Cos., Inc. ,
4.56%, 5/01/25 ..................................... United States 3,700,000 3,699,531
4.61%, 5/12/25 ..................................... United States 6,900,000 6,889,415
4.65%, 5/21/25 ..................................... United States 4,660,000 4,647,404
15,236,350
h
Mid-America Apartments LP, 4.58%, 5/05/25 ............... United States 2,715,000 2,713,273
h
National Grid North America, Inc. ,
4.63%, 5/16/25 ..................................... United States 4,590,000 4,580,583
4.65%, 5/23/25 ..................................... United States 3,230,000 3,220,423
7,801,006
h
Owens Corning, 4.61%, 5/14/25 ........................ United States 3,720,000 3,713,336
h
Plains All American Pipeline LP, 4.58%, 5/05/25 ............. United States 6,620,000 6,615,792
h
Protective Life Corp. ,
4.6%, 5/21/25 ..................................... United States 3,650,000 3,640,233
4.61%, 5/28/25 ..................................... United States 3,995,000 3,980,728
7,620,961
h
RTX Corp., 4.69%, 5/27/25 ............................ United States 3,330,000 3,318,322
h
Sherwin Williams Co. (The), 4.47%, 6/16/25 ............... United States 3,480,000 3,459,818
h
Targa Resources Corp. ,
4.86%, 5/01/25 ..................................... United States 10,490,000 10,488,584
4.89%, 5/05/25 ..................................... United States 2,980,000 2,977,979
13,466,563
h
UDR, Inc., 4.59%, 5/08/25 ............................. United States 3,910,000 3,906,013
h
Vulcan Materials Co. ,
4.64%, 5/20/25 ..................................... United States 4,680,000 4,667,957
4.65%, 5/21/25 ..................................... United States 3,985,000 3,974,229
8,642,186
h
WEC Energy Group, Inc. ,
4.59%, 5/07/25 ..................................... United States 3,520,000 3,516,862
4.61%, 5/13/25 ..................................... United States 2,460,000 2,455,909
5,972,771
Total Commercial Papers (Cost $187,789,496) ................................
187,767,708

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 13.5%
a,j
Putnam Short Term Investment Fund, Class P, 4.468% ....... United States 184,269,185 $ 184,269,185
Total Money Market Funds (Cost $184,269,185) ...............................
184,269,185
Total Short Term Investments (Cost $372,255,214 ) .............................
372,233,403
a
Total Investments (Cost $1,367,686,866) 99.4% ................................
$1,359,649,662
Other Assets, less Liabilities 0.6% ...........................................
7,588,530
Net Assets 100.0% .........................................................
$1,367,238,192
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3 ( g ) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $469,962,407, representing 34.4% of net assets.
c
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( d ).
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( c ).
f
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
g
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
h
The rate shown represents the yield at period end.
i
A portion or all of the security has been segregated as collateral for certain derivative contracts. At April 30, 2025, the value of this security pledged amounted to $168,016, representing less than 0.1% net assets.
j
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At April 30, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1(d).
At April 30, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BB.7 . (5.00)% Monthly MLCO 1/17/47 315,000 $ 48,516 $ 54,646 $ (6,130)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 515,000 18,571 30,480 (11,909)
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.BB.7 . 5.00% Monthly JPHQ 1/17/47 315,000 (48,515) (154,241) 105,726
Non-
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 514,000 (18,536) (30,971) 12,435
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly MLCO 5/11/63 1,000 (36) (269) 233
Investment
Grade
Total OTC Swap Contracts .............................................. $— $(100,355) $100,355
Total Credit Default Swap Contracts .................................... $— $ (100,355) $100,355
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/18/27 503,744,000 $ 4,622,846 $ 557,713 $ 4,065,133
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/18/30 32,329,000 633,885 287,845 346,040
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.85% .... Annual 6/18/35 31,599,000 (612,420) (164,230) (448,190)

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Note 7 regarding other derivative information.
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.85% .... Annual 6/18/55 9,775,000 $ (73,852) $ (133,681) $ 59,829
Total Centrally Cleared Swap Contracts ................................... $4,570,459 $547,647 $4,022,812
Total Interest Rate Swap Contracts ................................. $4,570,459 $ 547,647 $4,022,812
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 43.

Putnam Funds trust
Financial Statements
Statement of Assets and Liabilities
April 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Short
Duration Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,162,602,158
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 205,084,708
Value - Unaffiliated issuers .................................................................. $1,154,473,528
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 205,176,134
Cash .................................................................................... 2,896,626
Receivables:
Capital shares sold ........................................................................ 1,559,144
Dividends and interest ..................................................................... 1,817,968
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 10,184,674
Variation margin on centrally cleared swap contracts ............................................... 385,255
OTC swap contracts (upfront payments $ 85,126 ) ................................................... 85,126
Unrealized appreciation on OTC swap contracts .................................................... 118,394
Prepaid expenses .......................................................................... 111,838
Total assets .......................................................................... 1,376,808,687
Liabilities:
Payables:
Investment securities purchased .............................................................. 5,551,599
Capital shares redeemed ................................................................... 2,813,160
Management fees ......................................................................... 393,951
Distribution fees .......................................................................... 110,009
Trustees' fees and expenses ................................................................. 39,045
Distributions to shareholders ................................................................. 266,285
OTC swap contracts (upfront receipts $ 185,481 ) ................................................... 185,481
Unrealized depreciation on OTC swap contracts .................................................... 18,039
Collateral on certain derivative contracts, at value (Note 1 d ) ........................................... 104,819
Accrued expenses and other liabilities ........................................................... 88,107
Total liabilities ......................................................................... 9,570,495
Net assets, at value ................................................................. $1,367,238,192
Net assets consist of:
Paid-in capital ............................................................................. $1,458,325,175
Total distributable earnings (losses) ............................................................. (91,086,983)
Net assets, at value ................................................................. $1,367,238,192

Putnam Funds trust
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Short
Duration Bond
Fund
Class A:
Net assets, at value ....................................................................... $465,476,849
Shares outstanding ........................................................................ 46,778,776
Net asset value per share
a ,b
.................................................................. $9.95
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $10.18
Class C:
Net assets, at value ....................................................................... $17,568,059
Shares outstanding ........................................................................ 1,770,359
Net asset value and maximum offering price per share
a ,b
............................................ $9.92
Class R:
Net assets, at value ....................................................................... $995,065
Shares outstanding ........................................................................ 99,488
Net asset value and maximum offering price per share
b
............................................. $10.00
Class R6:
Net assets, at value ....................................................................... $11,413,893
Shares outstanding ........................................................................ 1,142,421
Net asset value and maximum offering price per share
b
............................................. $9.99
Class Y:
Net assets, at value ....................................................................... $871,784,326
Shares outstanding ........................................................................ 87,480,169
Net asset value and maximum offering price per share
b
............................................. $9.97
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the six months ended April 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Short
Duration Bond
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $4,073,601
Interest:
Unaffiliated issuers ........................................................................ 23,431,842
Total investment income ................................................................... 27,505,443
Expenses:
Management fees (Note 3 a ) ................................................................... 2,414,193
Distribution fees: (Note 3c )
    Class A ................................................................................ 573,576
    Class C ................................................................................ 85,593
    Class R ................................................................................ 2,352
Other .................................................................................... 3,238
Total expenses ......................................................................... 3,078,952
Expense reductions (Note 4 ) ............................................................... (4,909)
Expenses waived/paid by affiliates (Note 3g) ................................................... (9,646)
Net expenses ......................................................................... 3,064,397
Net investment income ................................................................ 24,441,046
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,021,274)
Swap contracts ........................................................................... (1,801,380)
Net realized gain (loss) .................................................................. (2,822,654)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 10,502,370
Non-controlled affiliates (Note 3 g ) ........................................................... 91,426
Swap contracts ........................................................................... 6,533,289
Net change in unrealized appreciation (depreciation) ............................................ 17,127,085
Net realized and unrealized gain (loss) ............................................................ 14,304,431
Net increase (decrease) in net assets resulting from operations .......................................... $38,745,477

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Short Duration Bond Fund
Six Months Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $24,441,046 $46,077,634
Net realized gain (loss) ................................................. (2,822,654) (13,250,568)
Net change in unrealized appreciation (depreciation) ........................... 17,127,085 63,082,207
Net increase (decrease) in net assets resulting from operations ................ 38,745,477 95,909,273
Distributions to shareholders:
Class A ............................................................. (9,001,378) (21,960,798)
Class B ............................................................. — (8,052)
Class C ............................................................. (271,774) (625,540)
Class R ............................................................. (17,239) (26,805)
Class R6 ............................................................ (259,984) (485,456)
Class Y ............................................................. (17,019,873) (33,305,211)
Total distributions to shareholders .......................................... (26,570,248) (56,411,862)
Capital share transactions: (Note 2 )
Class A ............................................................. (21,366,776) (18,761,580)
Class B ............................................................. — (261,836)
Class C ............................................................. 104,419 (717,911)
Class R ............................................................. 75,489 589,121
Class R6 ............................................................ (3,848,644) 7,118,089
Class Y ............................................................. 121,766,593 8,678,208
Total capital share transactions ............................................ 96,731,081 (3,355,909)
Net increase (decrease) in net assets ................................... 108,906,310 36,141,502
Net assets:
Beginning of period ..................................................... 1,258,331,882 1,222,190,380
End of period .......................................................... $1,367,238,192 $1,258,331,882

Putnam Funds Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Putnam Short Duration Bond Fund
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of sixteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
Putnam Short Duration Bond Fund (Fund) is included in
this report. The Fund offers five classes of shares: Class A,
Class C, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share as of 4 p.m. Eastern time each day
the New York Stock Exchange (NYSE) is open for trading.
Under compliance policies and procedures approved
by the Fund's Board of Trustees (the Board), the Board
has designated the Fund’s investment manager as the
valuation designee and has responsibility for oversight
of valuation. The investment manager is assisted by the
Fund’s administrator in performing this responsibility,
including leading the cross-functional Valuation Committee
(VC).The Fund may utilize independent pricing services,
quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short Duration Bond Fund
(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short Duration Bond Fund
(continued)
the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short Duration Bond Fund
(continued)
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note 7 regarding other derivative information.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short Duration Bond Fund
(continued)
2. Shares of Beneficial Interest
At April 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
April 30, 2025
Year Ended
October 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 7,373,598 $72,912,781 19,927,416 $194,330,497
Shares issued in reinvestment of distributions .......... 896,292 8,872,757 2,205,882 21,558,833
Shares redeemed ............................... (10,442,038) (103,152,314) (24,014,385) (234,650,910)
Net increase (decrease) .......................... (2,172,148) $(21,366,776) (1,881,087) $(18,761,580)
Class B Shares:
*
Shares issued in reinvestment of distributions .......... — $— 818 $7,959
Shares redeemed ............................... — — (27,352) (269,795)
Net increase (decrease) .......................... — $— (26,534) $(261,836)
Class C Shares:
Shares sold ................................... 234,772 $2,312,508 474,602 $4,626,555
Shares issued in reinvestment of distributions .......... 27,529 271,748 63,861 622,286
Shares redeemed
a
.............................. (251,805) (2,479,837) (612,690) (5,966,752)
Net increase (decrease) .......................... 10,496 $104,419 (74,227) $(717,911)
Class R Shares:
Shares sold ................................... 16,086 $159,725 105,892 $1,036,220
Shares issued in reinvestment of distributions .......... 1,740 17,319 2,704 26,627
Shares redeemed ............................... (10,226) (101,555) (48,027) (473,726)
Net increase (decrease) .......................... 7,600 $75,489 60,569 $589,121
Class R6 Shares:
Shares sold ................................... 198,763 $1,971,206 1,407,683 $13,830,293
Shares issued in reinvestment of distributions .......... 19,986 198,623 39,053 383,542
Shares redeemed ............................... (607,373) (6,018,473) (718,819) (7,095,746)
Net increase (decrease) .......................... (388,624) $(3,848,644) 727,917 $7,118,089
Class Y Shares:
Shares sold ................................... 26,291,968 $259,988,390 29,732,308 $291,457,899
Shares issued in reinvestment of distributions .......... 1,610,693 15,967,312 3,300,472 32,304,788
Shares redeemed ............................... (15,583,607) (154,189,109) (32,207,917) (315,084,479)
Net increase (decrease) .......................... 12,319,054 $121,766,593 824,863 $8,678,208
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short Duration Bond Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a monthly base fee equal to 0.37% of the monthly average of the fund’s net asset value. In return for this fee, Advisers provides investment management and investor servicing and bears the fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.
Advisers retained Putnam Management as subadvisor for the Fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees. These fees are paid by Advisors as part of the management contract.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short Duration Bond Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R, Class R6 and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
These fees are paid by Advisors as part of the management contract.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
These fees are paid by Advisors as part of the management contract.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended April 30, 2025, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $4,410
CDSC retained .............................................................................. $14,221
3. Transactions with Affiliates
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short Duration Bond Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended April 30, 2025, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2024, the capital loss carryforwards were as follows:
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2025, aggregated
$184,004,274 and $194,202,825, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Short Duration Bond Fund
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $— $20,815,523 $— $— $91,426 $20,906,949 836,780 $215,994
Putnam Short Term Investment
Fund, Class P, 4.468% ...... 152,420,349 446,606,246 (414,757,410) — — 184,269,185 184,269,185 3,857,607
Total Affiliated Securities ... $152,420,349 $467,421,769 $(414,757,410) $— $91,426 $205,176,134 $4,073,601
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 19,708,979
Long term ................................................................................ 57,156,440
Total capital loss carryforwards ............................................................... $76,865,419
Cost of investments .......................................................................... $1,376,494,921
Unrealized appreciation ........................................................................ $8,582,709
Unrealized depreciation ........................................................................ (25,427,968)
Net unrealized appreciation (depreciation) .......................................................... $(16,845,259)
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short Duration Bond Fund
(continued)
7. Other Derivative Information
At April 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended April 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended April 30, 2025, the average month end notional amount of swap contracts represented $650,030,458.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Short Duration Bond Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ 4,471,003
a
Variation margin on centrally
cleared swap contracts
$ 448,191
a
Credit contracts ............
OTC swap contracts (upfront
payments)
85,126 OTC swap contracts (upfront
receipts)
185,481
Unrealized appreciation on OTC
swap contracts
118,394 Unrealized depreciation on OTC
swap contracts
18,039
Total .................... $4,674,523 $651,711
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Short Duration Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $(1,844,264) Swap contracts $6,558,217
Credit contracts ...............
Swap contracts 42,884 Swap contracts (24,928)
Swap contracts — Swap contracts —
Total ....................... $(1,801,380) $6,533,289

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short Duration Bond Fund
(continued)
At April 30, 2025, the Fund's OTC derivative assets and liabilities are as follows:
At April 30, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Short Duration Bond Fund
Swap Contracts ....................................... $ 203,520 $ 203,520
Total ............................................. $203,520 $203,520
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Putnam Short Duration Bond Fund
Counterparty
BOFA .................... $ 12,436 $ (12,436) $ — $ — $ —
CITI ..................... 30,480 (11,909) — — 18,571
JPHQ ................... 105,725 (105,725) — — —
MLCO ................... 54,879 (6,399) (48,480) — —
Total ................... $203,520 $(136,469) $(48,480) $— $18,571
$ 1
a
At April 30, 2025, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
7. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short Duration Bond Fund
(continued)
At April 30, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 43 .
8. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment Funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam Funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating Funds and a $75,000 fee was paid by the participating Funds to State Street as agent of
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Short Duration Bond Fund
Counterparty
BOFA .................... $ 30,971 $ (12,436) $ (18,535) $ — $ —
CITI ..................... 11,909 (11,909) — — —
JPHQ ................... 154,241 (105,725) (48,516) — —
MLCO ................... 6,399 (6,399) — — —
Total ................... $203,520 $(136,469) $(67,051) $— $—
a
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
7. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short Duration Bond Fund
(continued)
the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating Funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
Level 1 Level 2 Level 3 Total
Putnam Short Duration Bond Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 20,906,949 $ — $ — $ 20,906,949
Corporate Bonds ........................ — 662,233,134 — 662,233,134
Foreign Government and Agency Securities .... — 4,059,973 — 4,059,973
U.S. Government and Agency Securities ....... — 104,819 — 104,819
Asset-Backed Securities ................... — 117,498,369 — 117,498,369
Commercial Mortgage-Backed Securities ...... — 40,781,492 — 40,781,492
Mortgage-Backed Securities ................ — 2,847,075 — 2,847,075
Residential Mortgage-Backed Securities ....... — 100,928,631 — 100,928,631
Agency Commercial Mortgage-Backed Securities — 38,055,817 — 38,055,817
Short Term Investments ................... 184,269,185 187,964,218 — 372,233,403
Total Investments in Securities ........... $205,176,134 $1,154,473,528 $— $1,359,649,662
Other Financial Instruments:
Swap Contracts ......................... $— $4,589,396 $— $4,589,396
Total Other Financial Instruments ......... $— $4,589,396 $— $4,589,396
Liabilities:
Other Financial Instruments:
Swap Contracts ......................... — 466,229 — 466,229
Total Other Financial Instruments ......... $— $466,229 $— $466,229
8. Credit Facility
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short Duration Bond Fund
(continued)
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
MLCO
Merrill Lynch International & Co.
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
ETF Exchange-Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.41%
10. Operating Segments
(continued)

Putnam Funds Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Remuneration is paid by the Fund‘s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable

39113-SFSOI 06/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	June 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	June 26, 2025